UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
JULY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 96.4%
	Shares	Value
ARGENTINA — 1.1%
MercadoLibre	38,000	$3,515,000

BELGIUM — 1.9%
UCB	67,000	6,145,502

BRAZIL — 1.5%
Cielo	278,000	5,092,531

CHINA — 5.6%
Anton Oilfield Services Group	3,992,000	2,242,641
Baidu ADR *	75,000	16,203,750

		18,446,391

INDIA — 9.7%
Asian Paints	406,000	4,196,361
Housing Development Finance	699,000	12,248,202
ITC	1,422,000	8,326,071
Motherson Sumi Systems	424,237	2,543,957
Titan Company	844,000	4,725,599

		32,040,190

ITALY — 1.6%
Prada	770,000	5,451,135

JAPAN — 1.5%
Ono Pharmaceutical	59,000	4,990,770

NETHERLANDS — 3.8%
ASML Holding ADR, Cl G	108,500	10,216,360
Koninklijke Vopak	52,000	2,407,073

		12,623,433

SOUTH AFRICA — 4.1%
Naspers, Cl N	110,000	13,527,485

SWITZERLAND — 1.8%
SGS *	2,700	5,881,800

TAIWAN — 0.1%
Ginko International	21,000	303,191

THAILAND — 4.0%
Airports of Thailand	481,000	3,182,586
CP ALL	7,085,000	10,157,721

		13,340,307

UNITED KINGDOM — 7.9%
ARM Holdings	660,000	9,396,101
ASOS *	76,000	3,194,973
Petrofac	405,000	7,463,499

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
JULY 31, 2014
(Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — (continued)
Rolls-Royce Holdings	358,000	$6,249,398

		26,303,971

UNITED STATES — 51.8%

Consumer Discretionary — 51.8%
Amazon.com *	32,800	10,266,072
Biogen Idec *	35,500	11,870,845
BioMarin Pharmaceutical *	96,000	5,934,720
Cerner *	100,000	5,520,000
Charles Schwab	403,000	11,183,250
Discovery Communications, Cl A *	40,000	3,408,400
Facebook, Cl A *	193,000	14,021,450
FMC Technologies *	87,000	5,289,600
Google, Cl A *	9,600	5,563,680
Google, Cl C *	8,200	4,687,120
Kansas City Southern	56,000	6,107,360
Las Vegas Sands	97,000	7,163,450
Medidata Solutions *	145,000	6,501,800
Monsanto	98,500	11,139,365
National Oilwell Varco	69,000	5,591,760
NIKE, Cl B	94,000	7,250,220
priceline.com *	5,800	7,206,210
Regeneron Pharmaceuticals *	28,000	8,854,160
Schlumberger	101,000	10,947,390
Visa, Cl A	63,000	13,293,630
Workday, Cl A *	115,000	9,641,600

		171,442,082

TOTAL COMMON STOCK

(Cost $277,951,247)		319,103,788

TOTAL INVESTMENTS — 96.4%

(Cost $277,951,247) †		$319,103,788

Percentages are based on Net Assets of $331,064,583.
*	Non-income producing security.

ADR—American Depositary Receipt

Cl—Class

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $277,951,247, and the unrealized appreciation and depreciation were $46,650,529 and $(5,497,988), respectively.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL
GROWTH FUND
JULY 31, 2014
(Unaudited)

The following is a summary of the inputs used as of July 31, 2014 when valuing the Fund’s investments.

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$3,515,000	$—	$—	$3,515,000
Belgium	—	6,145,502	—	6,145,502
Brazil	5,092,531	—	—	5,092,531
China	16,203,750	2,242,641	—	18,446,391
India	—	32,040,190	—	32,040,190
Italy	—	5,451,135	—	5,451,135
Japan	—	4,990,770	—	4,990,770
Netherlands	10,216,360	2,407,073	—	12,623,433
South Africa	—	13,527,485	—	13,527,485
Switzerland	—	5,881,800	—	5,881,800
Taiwan	—	303,191	—	303,191
Thailand	—	13,340,307	—	13,340,307
United Kingdom	—	26,303,971	—	26,303,971
United States	171,442,082	—	—	171,442,082
Total Common Stock	206,469,723	112,634,065	—	319,103,788
Total Investments in Securities	$206,469,723	$112,634,065	$—	$319,103,788

During the period ended July 31, 2014, there were transfers from Level 1 to Level 2. Changes in the classifications between Level 1 and 2 occur when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. During the period ended July 31, 2014, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statement.

SAN-QH-001-0900

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: September 23, 2014